Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,445,813	28,750,000	9,965,445	28,750,000
Diluted net income (loss) per common stock	$ 0.02	$ 0.02	$ (0.40)	$ 0.31	$ 0.38	$ 0.16
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Diluted net income (loss) per common stock	$ 0.02	$ 0.02	$ (0.40)	$ 0.31	$ 0.38	$ 0.16